OTHER CURRENT ASSETS - DETAIL OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
User-held fractional shares	$ 1,430,855	$ 802,483	$ 0
Prepaid expenses	67,412	28,629	17,159
Securities owned	18,874	3,222	2,997
Other	25,761	16,804	8,186
Other current assets	$ 1,542,902	$ 851,138	$ 28,342